Accrued Expense and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expense and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Payroll payable	$496,766	$469,384
Rent payable	81,178	37,424
Equipment payable	38,105	13,335
Other payables	116,370	41,296
Total	$732,419	$561,439